SHAREHOLDERS' EQUITY	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
SHAREHOLDERS' EQUITY

11.COMMON STOCK

Class A — Common stock

The total number of capital stock the Company has authority to issue is 1,000 shares of Class A Common Stock, par value $0.01, of which 1 common stock is issued and outstanding.

Voting

Each holder of common stock is entitled to one vote in respect of each share held by them in the records of the Company for all matters submitted to a vote.

Liquidation

In the event of liquidation of the Company, the holders of common stock shall be entitled to receive all the remaining assets of the Company, after distribution of all preferential amounts, if any. Such amounts will be in proportion to the number of equity shares held by the shareholders.

15.	COMMON STOCK

Class A — Common stock

The total number of capital stock the Company has authority to issue is 1,000 shares of Class A Common Stock, par value $0.01, of which 1 common stock is issued and outstanding.

Voting

Each holder of common stock is entitled to one vote in respect of each share held by them in the records of the Company for all matters submitted to a vote.

Liquidation

In the event of liquidation of the Company, the holders of common stock shall be entitled to receive all the remaining assets of the Company, after distribution of all preferential amounts, if any. Such amounts will be in proportion to the number of equity shares held by the shareholders.

ITHAX ACQUISITION CORP.
SHAREHOLDERS' EQUITY

NOTE 7. SHAREHOLDERS’ DEFICIT

Preference Shares — The Company was authorized to issue 1,000,000 preference shares with a par value of $0.001 per share, with such designations, voting and other rights and preferences as may be determined from time to time by the Company’s board of directors. At June 30, 2022 and December 31, 2021, there were no preference shares issued and outstanding.

Class A Ordinary Shares — The Company was authorized to issue 100,000,000 Class A ordinary shares with a par value of $0.001 per share. Holders of Class A ordinary shares were entitled to one vote for each share. At June 30, 2022 and December 31, 2021, there were 675,000 Class A ordinary shares issued and outstanding, excluding 24,150,000 Class A ordinary shares subject to possible redemption, which are presented as temporary equity.

Class B Ordinary Shares — The Company was authorized to issue 10,000,000 Class B ordinary shares with a par value of $0.001 per share. Holders of Class B ordinary shares were entitled to one vote for each share. As of June 30, 2022 and December 31, 2021, there were 6,037,500 Class B ordinary shares issued and outstanding.

Holders of Class A ordinary shares and Class B ordinary shares voted together as a single class on all other matters submitted to a vote of shareholders, except as required by law; provided that only holders of Class B ordinary shares had the right to vote on the appointment of directors prior to the Company’s initial Business Combination.

The Class B ordinary shares automatically converted into Class A ordinary shares at the time of the Business Combination on a one-for-one basis, subject to adjustments, as described in Note 6 under Sponsor Support Agreement.

NOTE 7. SHAREHOLDERS’ EQUITY

Preference Shares — The Company is authorized to issue 1,000,000 preference shares with a par value of $0.001 per share, with such designations, voting and other rights and preferences as may be determined from time to time by the Company’s board of directors. At December 31, 2021 and 2020, there were no preference shares issued and outstanding.

Class A Ordinary Shares — The Company is authorized to issue 100,000,000 Class A ordinary shares with a par value of $0.001 per share. Holders of Class A ordinary shares are entitled to one vote for each share. At December 31, 2021, there were 675,000 Class A ordinary shares issued and outstanding, excluding 24,150,000 Class A ordinary shares subject to possible redemption, which are presented as temporary equity. At December 31, 2020, there were no Class A ordinary shares issued or outstanding.

Class B Ordinary Shares — The Company is authorized to issue 10,000,000 Class B ordinary shares with a par value of $0.001 per share. Holders of Class B ordinary shares are entitled to one vote for each share. As of December 31, 2021 and 2020 there were 6,037,500 Class B ordinary shares issued and outstanding.

Holders of Class A ordinary shares and Class B ordinary shares will vote together as a single class on all other matters submitted to a vote of shareholders, except as required by law; provided that only holders of Class B ordinary shares have the right to vote on the appointment of directors prior to the Company’s initial Business Combination.

The Class B ordinary shares will automatically convert into Class A ordinary shares at the time of a Business Combination on a one-for-one basis.